Unpaid Loss and Loss Adjustment Expense - Reconciliation of net incurred and paid loss information in the loss reserve rollforward table and development tables with respect to the current accident year (Details)
$ in Millions
Dec. 31, 2019 USD ($)
2019 Current Accident Year | Incurred claims
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Rollforward table	$ 47.3
Development table	46.0
Variance	1.3
Unallocated loss adjustment expense	1.3
2019 Current Accident Year | Paid claims
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Rollforward table	37.7
Development table	36.4
Variance	1.3
Unallocated loss adjustment expense	1.3
2019 Prior Accident Year | Incurred claims
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Rollforward table	(1.5)
Development table	(1.5)
Variance	0.0
2019 Prior Accident Year | Paid claims
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Rollforward table	0.2
Development table	0.2
Variance	$ 0.0